Supplemental Combined Financial Statement Information - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Long-term restricted cash and time deposits	$ 15,061	$ 25,606
Capitalized software development costs, net	11,315	11,679	$ 6,076	$ 5,117
Deferred commissions	4,459	3,394
Long-term deferred cost of revenue	1,959	527
Long-term security deposits	1,393	1,373
Long-term contract assets, net	1,219	937
Other	6,670	5,639
Total other assets	$ 42,076	$ 49,155